Non-controlling Interests - Summary of Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Beginning balance	$ (1,148,820)
Non-controlling interest's share of income	156,230	$ 88,354
Ending balance	(992,590)	(1,148,820)
Oyu Tolgoi [member]
Disclosure of subsidiaries [line items]
Beginning balance	(1,148,820)	(1,237,174)
Non-controlling interest's share of income	156,230	88,354
Common share investments funded on behalf of non-controlling interest	20,400	137,700
Funded amounts repayable to the Company	(20,400)	(137,700)
Ending balance	$ (992,590)	$ (1,148,820)